                                 UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-5912
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                            MFS SPECIAL VALUE TRUST
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               (Exact name of registrant as specified in charter)

                500 Boylston Street, Boston, Massachusetts 02116
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              (Address of principal executive offices) (Zip code)

                                Susan S. Newton
                    Massachusetts Financial Services Company
                              500 Boylston Street
                          Boston, Massachusetts 02116
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                    (Name and address of agents for service)

       Registrant's telephone number, including area code: (617) 954-5000
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                      Date of fiscal year end: October 31
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                    Date of reporting period: July 31, 2005
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

ITEM 1. SCHEDULE OF INVESTMENTS.

MFS(R) Mutual Funds
QUARTERLY PORTFOLIO HOLDINGS 07/31/05

MFS(R) SPECIAL VALUE TRUST

[graphic omitted]


                                                          [logo] M F S(R)
                                                          INVESTMENT MANAGEMENT

MFS Special Value Trust
PORTFOLIO OF INVESTMENTS (Unaudited) 07/31/2005

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
ISSUER                                                                                          PAR AMOUNT                $ VALUE
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BONDS - 63.2%
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ADVERTISING & BROADCASTING - 3.9%
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Allbritton Communications Co., 7.75%, 2012                                                   $     350,000           $    350,437
---------------------------------------------------------------------------------------------------------------------------------
DIRECTV Holdings LLC, 6.375%, 2015##                                                                90,000                 89,775
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Granite Broadcasting Corp., 9.75%, 2010                                                            430,000                397,750
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Inmarsat Finance II PLC, 0% to 2008, 10.375% to 2012                                               360,000                288,000
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Intelsat Ltd., 8.625%, 2015##                                                                      135,000                143,775
---------------------------------------------------------------------------------------------------------------------------------
Intelsat Ltd., 0% to 2010, 9.25% to 2015##                                                         180,000                123,750
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LBI Media Holdings, Inc., 0% to 2008, 11% to 2013                                                  875,000                660,625
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Panamsat Holding Corp., 0% to 2009, 10.375% to 2014                                                515,000                368,225
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Worldspan LP, 9.5181%, 2011##                                                                      330,000                305,250
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  2,727,587
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AEROSPACE - 0.2%
---------------------------------------------------------------------------------------------------------------------------------
BE Aerospace, Inc., 8.875%, 2011                                                             $     130,000           $    138,775
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AIRLINES - 1.4%
---------------------------------------------------------------------------------------------------------------------------------
Continental Airlines, Inc., 7.568%, 2006                                                     $     500,000           $    459,934
---------------------------------------------------------------------------------------------------------------------------------
Continental Airlines, Inc., 6.795%, 2018                                                           335,354                280,985
---------------------------------------------------------------------------------------------------------------------------------
Continental Airlines, Inc., 8.307%, 2018                                                           224,139                193,087
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Continental Airlines, Inc., 7.566%, 2020                                                            56,849                 48,272
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $    982,278
---------------------------------------------------------------------------------------------------------------------------------
APPAREL MANUFACTURERS - 1.1%
---------------------------------------------------------------------------------------------------------------------------------
Levi Strauss & Co., 9.75%, 2015                                                              $     345,000           $    362,250
---------------------------------------------------------------------------------------------------------------------------------
Propex Fabrics, Inc., 10%, 2012                                                                    395,000                381,175
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $    743,425
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ASSET BACKED & SECURITIZED - 3.1%
---------------------------------------------------------------------------------------------------------------------------------
Anthracite CDO Ltd., 6%, 2037##                                                              $     450,000           $    400,905
---------------------------------------------------------------------------------------------------------------------------------
Asset Securitization Corp., FRN, 8.4964%, 2029##                                                   700,000                633,809
---------------------------------------------------------------------------------------------------------------------------------
Falcon Franchise Loan LLC, FRN, 4.11%, 2025^^                                                      663,413                113,184
---------------------------------------------------------------------------------------------------------------------------------
GMAC Commercial Mortgage Securities, Inc., 6.02%, 2033                                             250,000                236,203
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Morgan Stanley Capital I, Inc., 1.3399%, 2039##^^                                                  697,506                 57,753
---------------------------------------------------------------------------------------------------------------------------------
Preferred Term Securities XII Ltd., 9.8%, 2033##(S)(S)(S)                                          225,000                232,290
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Preferred Term Securities XVI Ltd., 14%, 2035##(S)(S)(S)                                           300,000                316,710
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Preferred Term Securities XVII Ltd., 9.3%, 2035##(S)(S)(S)                                         187,000                189,805
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  2,180,659
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AUTOMOTIVE - 2.5%
---------------------------------------------------------------------------------------------------------------------------------
Advanced Accessory Systems LLC, 10.75%, 2011                                                 $      60,000           $     49,800
---------------------------------------------------------------------------------------------------------------------------------
Affinia Group, Inc., 9%, 2014##                                                                    130,000                104,000
---------------------------------------------------------------------------------------------------------------------------------
Ford Motor Credit Co., 6.625%, 2008                                                                133,000                132,866
---------------------------------------------------------------------------------------------------------------------------------
Ford Motor Credit Co., 5.625%, 2008                                                                 90,000                 86,018
---------------------------------------------------------------------------------------------------------------------------------
General Motors Acceptance Corp., 5.85%, 2009                                                       130,000                125,588
---------------------------------------------------------------------------------------------------------------------------------
General Motors Acceptance Corp., 6.75%, 2014                                                       326,000                307,054
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General Motors Corp., 8.375%, 2033                                                                 324,000                292,410
---------------------------------------------------------------------------------------------------------------------------------
INTERMET Corp., 9.75%, 2009**                                                                      255,000                114,750
---------------------------------------------------------------------------------------------------------------------------------
Metaldyne Corp., 11%, 2012                                                                          35,000                 25,900
---------------------------------------------------------------------------------------------------------------------------------
Metaldyne Corp., 10%, 2013##                                                                       280,000                246,400
---------------------------------------------------------------------------------------------------------------------------------
TRW Automotive, Inc., 11%, 2013                                                                     13,000                 15,080
---------------------------------------------------------------------------------------------------------------------------------
TRW Automotive, Inc., 11.75%, 2013                                                        EUR      163,000                235,334
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  1,735,200
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BANKS & CREDIT COMPANIES - 0.4%
---------------------------------------------------------------------------------------------------------------------------------
ATF Bank JSC, 9.25%, 2012##                                                                  $     279,000           $    283,344
---------------------------------------------------------------------------------------------------------------------------------
BASIC INDUSTRY - 0.1%
---------------------------------------------------------------------------------------------------------------------------------
Trimas Corp., 9.875%, 2012                                                                   $     105,000           $     89,775
---------------------------------------------------------------------------------------------------------------------------------
BROADCAST & CABLE TV - 5.8%
---------------------------------------------------------------------------------------------------------------------------------
Cablevision Systems Corp., 8%, 2012                                                          $     180,000           $    180,900
---------------------------------------------------------------------------------------------------------------------------------
Charter Communications, Inc., 8.625%, 2009                                                         575,000                460,000
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Charter Communications, Inc., 9.92%, 2011                                                        1,150,000                898,437
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CSC Holdings, Inc., 8.125%, 2009                                                                   155,000                159,650
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CSC Holdings, Inc., 6.75%, 2012##                                                                  110,000                106,425
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FrontierVision Holdings LP, 11.875%, 2007**                                                        300,000                418,500
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FrontierVision Operating Partners LP, 11%, 2006**                                                  115,000                155,825
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Grande Communications, 14%, 2011                                                                   305,000                305,000
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Kabel Deutschland, 10.625%, 2014##                                                                 230,000                254,150
---------------------------------------------------------------------------------------------------------------------------------
Mediacom Broadband LLC, 9.5%, 2013                                                                 285,000                291,412
---------------------------------------------------------------------------------------------------------------------------------
Mediacom Broadband LLC, 11%, 2013                                                                  150,000                163,875
---------------------------------------------------------------------------------------------------------------------------------
Telenet Group Holdings N.V., 0% to 2008, 11.5% to 2014##                                           780,000                627,900
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  4,022,074
---------------------------------------------------------------------------------------------------------------------------------
BUILDING - 1.5%
---------------------------------------------------------------------------------------------------------------------------------
Goodman Global Holdings, Inc., 7.875%, 2012##                                                $     155,000           $    148,800
---------------------------------------------------------------------------------------------------------------------------------
Interface, Inc., 10.375%, 2010                                                                     180,000                199,800
---------------------------------------------------------------------------------------------------------------------------------
Interface, Inc., 9.5%, 2014                                                                        150,000                153,750
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Nortek Holdings, Inc., 8.5%, 2014                                                                   65,000                 63,294
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Nortek Holdings, Inc., 0% to 2009, 10.75% to 2014##                                                632,000                360,240
---------------------------------------------------------------------------------------------------------------------------------
Texas Industries, Inc., 7.25%, 2013##                                                               90,000                 94,950
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  1,020,834
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BUSINESS SERVICES - 0.3%
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Lucent Technologies, Inc., 6.45%, 2029                                                       $     100,000           $     90,000
---------------------------------------------------------------------------------------------------------------------------------
Northern Telecom Corp., 6.875%, 2023                                                                75,000                 71,438
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Northern Telecom Corp., 7.875%, 2026                                                                45,000                 46,013
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                                                                                                                     $    207,451
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CHEMICALS - 4.3%
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ARCO Chemical Co., 9.8%, 2020                                                                $     160,000           $    179,200
---------------------------------------------------------------------------------------------------------------------------------
Crystal U.S. Holdings LLC, 0% to 2009, 10% to 2014                                                  36,000                 26,280
---------------------------------------------------------------------------------------------------------------------------------
Crystal U.S. Holdings LLC, 0% to 2009, 10.5% to 2014                                               390,000                280,800
---------------------------------------------------------------------------------------------------------------------------------
Equistar Chemicals LP, 10.625%, 2011                                                                80,000                 89,200
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Huntsman International LLC, 10.125%, 2009                                                            1,000                  1,032
---------------------------------------------------------------------------------------------------------------------------------
Huntsman International LLC, 7.375%, 2015##                                                          55,000                 55,825
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IMC Global, Inc., 10.875%, 2013                                                                     70,000                 82,512
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KI Holdings, Inc., 0% to 2009, 9.875% to 2014                                                      547,000                344,610
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Lyondell Chemical Co., 11.125%, 2012                                                               340,000                385,475
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Nalco Co., 8.875%, 2013                                                                             65,000                 70,850
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Nova Chemicals Corp., 6.5%, 2012                                                                   125,000                124,219
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Polypore, Inc., 8.75%, 2012                                                                        195,000                188,663
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Resolution Performance Products LLC, 13.5%, 2010                                                   340,000                367,200
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Rhodia S.A., 8.875%, 2011                                                                          460,000                446,200
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Rockwood Specialties Group, Inc., 10.625%, 2011                                                    300,000                332,250
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  2,974,316
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CONSUMER GOODS & SERVICES - 1.8%
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Church & Dwight, Inc., 6%, 2012                                                              $      75,000           $     75,187
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Integrated Electrical Services, Inc., 9.375%, 2009                                                 245,000                177,012
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Revlon Consumer Products Corp., 9.5%, 2011                                                         465,000                449,888
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Safilo Capital International S.A., 9.625%, 2013##                                         EUR      400,000                533,830
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  1,235,917
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CONTAINERS - 1.0%
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Crown European Holdings S.A., 10.875%, 2013                                                  $     190,000           $    222,775
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Huntsman Packaging Corp., 13%, 2010                                                                 85,000                 68,850
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Owens-Illinois, Inc., 7.8%, 2018                                                                    90,000                 93,600
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Pliant Corp., 13%, 2010                                                                      $     425,000           $    344,250
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $    729,475
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DEFENSE ELECTRONICS - 0.2%
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L-3 Communications Holdings, Inc., 6.125%, 2014                                              $     130,000           $    131,625
---------------------------------------------------------------------------------------------------------------------------------
ELECTRONICS - 0%
---------------------------------------------------------------------------------------------------------------------------------
Magnachip Semiconductor S.A., 8%, 2014##                                                     $      20,000           $     19,350
---------------------------------------------------------------------------------------------------------------------------------
EMERGING MARKET QUASI-SOVEREIGN - 0.6%
---------------------------------------------------------------------------------------------------------------------------------
Gazprom OAO, 9.625%, 2013##                                                                  $     150,000           $    182,250
---------------------------------------------------------------------------------------------------------------------------------
Gazprom OAO, 9.625%, 2013                                                                           60,000                 72,900
---------------------------------------------------------------------------------------------------------------------------------
Pemex Project Funding Master Trust, 8.625%, 2022                                                   143,000                173,602
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $    428,752
---------------------------------------------------------------------------------------------------------------------------------
EMERGING MARKET SOVEREIGN - 2.8%
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Federal Republic of Brazil, 8%, 2014                                                         $     161,490           $    163,710
---------------------------------------------------------------------------------------------------------------------------------
Federal Republic of Brazil, 8.875%, 2019                                                           966,000                998,844
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Federal Republic of Brazil, 4.25%, 2024                                                             54,000                 51,030
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Republic of Argentina, 5.83%, 2033                                                        ARS      851,667                365,819
---------------------------------------------------------------------------------------------------------------------------------
Republic of Panama, 9.375%, 2023                                                             $      43,000                 53,535
---------------------------------------------------------------------------------------------------------------------------------
Republic of Panama, 9.375%, 2029                                                                   185,000                231,898
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United Mexican States, 8.3%, 2031                                                                   41,000                 50,676
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  1,915,512
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ENERGY - INDEPENDENT - 0.8%
---------------------------------------------------------------------------------------------------------------------------------
Belden & Blake Corp., 8.75%, 2012                                                            $     280,000           $    293,300
---------------------------------------------------------------------------------------------------------------------------------
Chesapeake Energy Corp., 7%, 2014                                                                   52,000                 55,315
---------------------------------------------------------------------------------------------------------------------------------
Chesapeake Energy Corp., 6.875%, 2016                                                              130,000                134,875
---------------------------------------------------------------------------------------------------------------------------------
Clayton Williams Energy, Inc., 7.75%, 2013##                                                        80,000                 79,800
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $    563,290
---------------------------------------------------------------------------------------------------------------------------------
ENERGY - INTEGRATED - 0.2%
---------------------------------------------------------------------------------------------------------------------------------
Tyumen Oil Co., 11%, 2007                                                                    $     145,000           $    160,950
---------------------------------------------------------------------------------------------------------------------------------
ENTERTAINMENT - 1.6%
---------------------------------------------------------------------------------------------------------------------------------
Loews Cineplex Entertainment Corp., 9%, 2014##                                               $     130,000           $    126,750
---------------------------------------------------------------------------------------------------------------------------------
Marquee Holdings, Inc., 0% to 2009, 12% to 2014                                                    415,000                255,225
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Six Flags, Inc., 9.75%, 2013                                                                       485,000                473,481
---------------------------------------------------------------------------------------------------------------------------------
Universal City, Florida Holding Co., 8.375%, 2010                                                  240,000                252,000
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  1,107,456
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FOOD & NON-ALCOHOLIC BEVERAGES - 0.9%
---------------------------------------------------------------------------------------------------------------------------------
Burns, Philp & Co. Ltd., 9.75%, 2012                                                         $     245,000           $    267,050
---------------------------------------------------------------------------------------------------------------------------------
Chaoda Modern Agriculture Holdings, 7.75%, 2010##                                                  359,000                350,922
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $    617,972
---------------------------------------------------------------------------------------------------------------------------------
FOREST & PAPER PRODUCTS - 2.6%
---------------------------------------------------------------------------------------------------------------------------------
Corporacion Durango S.A. de C.V., 7.5% to 2005, FRN to 2012                                  $      25,366           $     20,039
---------------------------------------------------------------------------------------------------------------------------------
Georgia-Pacific Corp., 7.75%, 2029                                                                 485,000                542,594
---------------------------------------------------------------------------------------------------------------------------------
Graphic Packaging International, Inc., 9.5%, 2013                                                  215,000                222,525
---------------------------------------------------------------------------------------------------------------------------------
JSG Funding LLC, 11.5%, 2015#,##                                                          EUR      451,722                477,381
---------------------------------------------------------------------------------------------------------------------------------
Newark Group, Inc., 9.75%, 2014                                                              $     220,000                202,400
---------------------------------------------------------------------------------------------------------------------------------
NewPage Corp., 12%, 2013##                                                                          95,000                 94,050
---------------------------------------------------------------------------------------------------------------------------------
Norske Skog Canada Ltd., 7.375%, 2014                                                              125,000                123,750
---------------------------------------------------------------------------------------------------------------------------------
Sino-Forest Corp., 9.125%, 2011##                                                                   23,000                 25,013
---------------------------------------------------------------------------------------------------------------------------------
Stone Container Corp., 7.375%, 2014                                                                 90,000                 85,725
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  1,793,477
---------------------------------------------------------------------------------------------------------------------------------
GAMING & LODGING - 1.4%
---------------------------------------------------------------------------------------------------------------------------------
NCL Corp., 11.625%, 2014##                                                                   $     360,000           $    383,400
---------------------------------------------------------------------------------------------------------------------------------
Penn National Gaming, Inc., 6.75%, 2015##                                                           95,000                 95,594
---------------------------------------------------------------------------------------------------------------------------------
Resorts International Hotel & Casino, Inc., 11.5%, 2009                                      $     400,000           $    451,500
---------------------------------------------------------------------------------------------------------------------------------
Scientific Games Corp., 6.25%, 2012##                                                               30,000                 30,375
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $    960,869
---------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL - 1.6%
---------------------------------------------------------------------------------------------------------------------------------
Amsted Industries, Inc., 10.25%, 2011##                                                      $     195,000           $    210,600
---------------------------------------------------------------------------------------------------------------------------------
Da Lite Screen Co., Inc., 9.5%, 2011                                                               125,000                133,125
---------------------------------------------------------------------------------------------------------------------------------
JohnsonDiversey Holdings, Inc., 0% to 2007, 10.67% to 2013                                         335,000                239,525
---------------------------------------------------------------------------------------------------------------------------------
Knowledge Learning Corp., 7.75%, 2015##                                                             85,000                 81,600
---------------------------------------------------------------------------------------------------------------------------------
Milacron Escrow Corp., 11.5%, 2011                                                                 390,000                395,850
---------------------------------------------------------------------------------------------------------------------------------
Williams Scotsman, Inc., 9.875%, 2007                                                               45,000                 44,100
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  1,104,800
---------------------------------------------------------------------------------------------------------------------------------
MACHINERY & TOOLS - 1.8%
---------------------------------------------------------------------------------------------------------------------------------
Case New Holland, Inc., 9.25%, 2011                                                          $     205,000           $    221,912
---------------------------------------------------------------------------------------------------------------------------------
Columbus McKinnon Corp., 8.5%, 2008                                                                225,000                225,562
---------------------------------------------------------------------------------------------------------------------------------
Manitowoc Co., Inc., 10.375%, 2011                                                        EUR      125,000                166,064
---------------------------------------------------------------------------------------------------------------------------------
Sunstate Equipment Co. LLC, 10.5%, 2013##                                                    $     190,000                195,225
---------------------------------------------------------------------------------------------------------------------------------
United Rentals, Inc., 7.75%, 2013                                                                  425,000                414,375
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  1,223,138
---------------------------------------------------------------------------------------------------------------------------------
MEDICAL & HEALTH TECHNOLOGY & SERVICES - 1.8%
---------------------------------------------------------------------------------------------------------------------------------
CDRV Investors, Inc., 0% to 2010, 9.625% to 2015                                             $     370,000           $    188,700
---------------------------------------------------------------------------------------------------------------------------------
DaVita, Inc., 6.625%, 2013##                                                                        80,000                 82,600
---------------------------------------------------------------------------------------------------------------------------------
DaVita, Inc., 7.25%, 2015##                                                                         95,000                 98,325
---------------------------------------------------------------------------------------------------------------------------------
Fisher Scientific International, Inc., 6.125%, 2015##                                              105,000                105,525
---------------------------------------------------------------------------------------------------------------------------------
Healthsouth Corp., 8.5%, 2008                                                                      150,000                151,875
---------------------------------------------------------------------------------------------------------------------------------
Psychiatric Solutions, Inc., 7.75%, 2015##                                                          45,000                 45,900
---------------------------------------------------------------------------------------------------------------------------------
Select Medical Corp., 7.625%, 2015                                                                 115,000                113,563
---------------------------------------------------------------------------------------------------------------------------------
U.S. Oncology, Inc., 10.75%, 2014                                                                  275,000                306,625
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Universal Hospital Services, Inc., 10.125%, 2011                                                   140,000                144,200
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  1,237,313
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MEDICAL EQUIPMENT - 0.5%
---------------------------------------------------------------------------------------------------------------------------------
Warner Chilcott Corp., 8.75%, 2015##                                                         $     375,000           $    370,313
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METALS & MINING - 0.8%
---------------------------------------------------------------------------------------------------------------------------------
Doe Run Resources Corp., 11.75%, 2008#                                                       $     541,714           $    433,371
---------------------------------------------------------------------------------------------------------------------------------
Foundation PA Coal Co., 7.25%, 2014                                                                 90,000                 95,175
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $    528,546
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NATURAL GAS - PIPELINE - 1.3%
---------------------------------------------------------------------------------------------------------------------------------
ANR Pipeline Co., 9.625%, 2021                                                               $     175,000           $    222,646
---------------------------------------------------------------------------------------------------------------------------------
Colorado Interstate Gas Co., 5.95%, 2015##                                                          20,000                 19,775
---------------------------------------------------------------------------------------------------------------------------------
El Paso Energy Corp., 7%, 2011                                                                     300,000                304,500
---------------------------------------------------------------------------------------------------------------------------------
El Paso Energy Corp., 7.75%, 2013                                                                  235,000                249,394
---------------------------------------------------------------------------------------------------------------------------------
Markwest Energy Partners LP, 6.875%, 2014##                                                         90,000                 90,900
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $    887,215
---------------------------------------------------------------------------------------------------------------------------------
NETWORK & TELECOM - 4.7%
---------------------------------------------------------------------------------------------------------------------------------
Axtel S.A. de C.V., 11%, 2013                                                                $     565,000           $    620,087
---------------------------------------------------------------------------------------------------------------------------------
Cincinnati Bell, Inc., 8.375%, 2014                                                                130,000                133,900
---------------------------------------------------------------------------------------------------------------------------------
Cincinnati Bell, Inc., 8.375%, 2014##                                                               25,000                 25,750
---------------------------------------------------------------------------------------------------------------------------------
Citizens Communications Co., 9.25%, 2011                                                           170,000                189,975
---------------------------------------------------------------------------------------------------------------------------------
Citizens Communications Co., 6.25%, 2013                                                           305,000                296,612
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Global Crossing Ltd., 10.75%, 2014##                                                                80,000                 73,600
---------------------------------------------------------------------------------------------------------------------------------
Hawaiian Telecom Communications, Inc., 9.75%, 2013##                                                80,000                 86,400
---------------------------------------------------------------------------------------------------------------------------------
Hawaiian Telecom Communications, Inc., 12.5%, 2015##                                               190,000                205,912
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MCI, Inc., 6.908%, 2007                                                                            100,000                101,250
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MCI, Inc., 7.688%, 2009                                                                            110,000                114,675
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Qwest Capital Funding, Inc., 7.25%, 2011                                                           175,000                169,313
---------------------------------------------------------------------------------------------------------------------------------
Qwest Corp., 7.875%, 2011                                                                          180,000                187,650
---------------------------------------------------------------------------------------------------------------------------------
Qwest Corp., 8.875%, 2012                                                                          175,000                191,625
---------------------------------------------------------------------------------------------------------------------------------
Qwest Services Corp., 13.5%, 2010                                                                  475,000                546,250
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Time Warner Telecom Holdings, Inc., 9.25%, 2014                                                    335,000                340,863
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  3,283,862
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OIL SERVICES - 0.2%
---------------------------------------------------------------------------------------------------------------------------------
Hanover Compressor Co., 9%, 2014                                                             $     125,000           $    136,250
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PHARMACEUTICALS - 0.1%
---------------------------------------------------------------------------------------------------------------------------------
Mylan Laboratories, Inc., 6.375%, 2015##                                                     $      50,000           $     50,125
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PRECIOUS METALS & MINERALS - 0.4%
---------------------------------------------------------------------------------------------------------------------------------
Freeport-McMoRan Copper & Gold, Inc., 6.875%, 2014                                           $     254,000           $    248,920
---------------------------------------------------------------------------------------------------------------------------------
PRINTING & PUBLISHING - 2.5%
---------------------------------------------------------------------------------------------------------------------------------
Dex Media, Inc., 0% to 2008, 9% to 2013                                                      $     840,000           $    688,800
---------------------------------------------------------------------------------------------------------------------------------
Dex Media, Inc., 0% to 2008, 9% to 2013                                                            135,000                110,700
---------------------------------------------------------------------------------------------------------------------------------
Hollinger, Inc., 12.875%, 2011##                                                                    50,000                 54,687
---------------------------------------------------------------------------------------------------------------------------------
Houghton Mifflin Co., 0% to 2008, 11.5% to 2013                                                    385,000                302,225
---------------------------------------------------------------------------------------------------------------------------------
Lighthouse International Co. S.A., 8%, 2014##                                             EUR      160,000                201,400
---------------------------------------------------------------------------------------------------------------------------------
WDAC Subsidiary Corp., 8.375%, 2014##                                                        $     365,000                356,788
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  1,714,600
---------------------------------------------------------------------------------------------------------------------------------
RAILROAD & SHIPPING - 0.4%
---------------------------------------------------------------------------------------------------------------------------------
TFM S.A. de C.V., 9.375%, 2012##                                                             $     241,000           $    257,870
---------------------------------------------------------------------------------------------------------------------------------
RESTAURANTS - 0.5%
---------------------------------------------------------------------------------------------------------------------------------
Carrols Holdings Corp., 9%, 2013##                                                           $     130,000           $    134,875
---------------------------------------------------------------------------------------------------------------------------------
Uno Restaurant Corp., 10%, 2011##                                                                  195,000                188,175
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $    323,050
---------------------------------------------------------------------------------------------------------------------------------
RETAILERS - 1.5%
---------------------------------------------------------------------------------------------------------------------------------
Buhrmann U.S., Inc., 7.875%, 2015##                                                          $      95,000           $     94,050
---------------------------------------------------------------------------------------------------------------------------------
Couche-Tard, Inc., 7.5%, 2013                                                                      170,000                180,200
---------------------------------------------------------------------------------------------------------------------------------
Eye Care Centers of America, Inc., 10.75%, 2015##                                                  255,000                242,250
---------------------------------------------------------------------------------------------------------------------------------
Finlay Fine Jewelry Corp., 8.375%, 2012                                                            100,000                 93,500
---------------------------------------------------------------------------------------------------------------------------------
Mothers Work, Inc., 11.25%, 2010                                                                   145,000                143,550
---------------------------------------------------------------------------------------------------------------------------------
Rite Aid Corp., 9.25%, 2013                                                                         95,000                 94,288
---------------------------------------------------------------------------------------------------------------------------------
Rite Aid Corp., 6.875%, 2013                                                                       140,000                123,550
---------------------------------------------------------------------------------------------------------------------------------
Rite Aid Corp., 7.7%, 2027                                                                          95,000                 78,850
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  1,050,238
---------------------------------------------------------------------------------------------------------------------------------
SPECIALTY STORES - 0.2%
---------------------------------------------------------------------------------------------------------------------------------
Payless ShoeSource, Inc., 8.25%, 2013                                                        $     125,000           $    132,031
---------------------------------------------------------------------------------------------------------------------------------
STEEL - 0.6%
---------------------------------------------------------------------------------------------------------------------------------
AK Steel Holding Corp., 7.75%, 2012                                                          $     355,000           $    330,150
---------------------------------------------------------------------------------------------------------------------------------
Chaparral Steel Co., 10%, 2013##                                                                    60,000                 62,850
---------------------------------------------------------------------------------------------------------------------------------
Northwestern Steel & Wire Co., 9.5%, 2049**                                                        300,000                      0
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $    393,000
---------------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS - WIRELESS - 1.6%
---------------------------------------------------------------------------------------------------------------------------------
Alamosa Holdings, Inc., 12% to 2009                                                          $     129,000           $    143,996
---------------------------------------------------------------------------------------------------------------------------------
American Towers, Inc., 7.25%, 2011                                                                  85,000                 89,462
---------------------------------------------------------------------------------------------------------------------------------
Centennial Communications Corp., 10.125%, 2013                                                     140,000                157,675
---------------------------------------------------------------------------------------------------------------------------------
Dobson Cellular Systems, Inc., 9.875%, 2012                                                         35,000                 38,719
---------------------------------------------------------------------------------------------------------------------------------
Dolphin Telecom PLC, 11.5%, 2008**                                                                 750,000                      0
---------------------------------------------------------------------------------------------------------------------------------
IWO Escrow Co., FRN, 7.3488%, 2012##                                                                15,000                 15,300
---------------------------------------------------------------------------------------------------------------------------------
Rogers Wireless, Inc., 7.5%, 2015                                                                   65,000                 71,013
---------------------------------------------------------------------------------------------------------------------------------
Rural Cellular Corp., 9.75%, 2010                                                                  508,000                506,095
---------------------------------------------------------------------------------------------------------------------------------
U.S. Unwired, Inc., 10%, 2012                                                                $     100,000           $    115,500
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  1,137,760
---------------------------------------------------------------------------------------------------------------------------------
TIRE & RUBBER - 0.7%
---------------------------------------------------------------------------------------------------------------------------------
Cooper Standard Automotive, Inc., 8.375%, 2014                                               $     265,000           $    233,200
---------------------------------------------------------------------------------------------------------------------------------
Goodyear Tire & Rubber Co., 9%, 2015##                                                             220,000                224,400
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $    457,600
---------------------------------------------------------------------------------------------------------------------------------
TOBACCO - 0.5%
---------------------------------------------------------------------------------------------------------------------------------
R. J. Reynolds Tobacco Holdings, Inc., 7.3%, 2015##                                          $     340,000           $    344,250
---------------------------------------------------------------------------------------------------------------------------------
UTILITIES - ELECTRIC POWER - 3.0%
---------------------------------------------------------------------------------------------------------------------------------
Dynegy Holdings, Inc., 6.875%, 2011                                                          $      90,000           $     90,225
---------------------------------------------------------------------------------------------------------------------------------
FirstEnergy Corp., 6.45%, 2011                                                                     199,000                213,999
---------------------------------------------------------------------------------------------------------------------------------
Midwest Generation LLC, 8.75%, 2034                                                                145,000                162,400
---------------------------------------------------------------------------------------------------------------------------------
Mission Energy Holding Co., 13.5%, 2008                                                            250,000                298,750
---------------------------------------------------------------------------------------------------------------------------------
NGC Corp. Capital Trust, 8.316%, 2027                                                              275,000                247,500
---------------------------------------------------------------------------------------------------------------------------------
NRG Energy, Inc., 8%, 2013                                                                         205,000                219,350
---------------------------------------------------------------------------------------------------------------------------------
Reliant Energy, Inc., 6.75%, 2014                                                                   60,000                 59,100
---------------------------------------------------------------------------------------------------------------------------------
Reliant Resources, Inc., 9.25%, 2010                                                               200,000                219,000
---------------------------------------------------------------------------------------------------------------------------------
Sierra Pacific Resources, 8.625%, 2014                                                             215,000                238,113
---------------------------------------------------------------------------------------------------------------------------------
Texas Genco LLC, 6.875%, 2014##                                                                    120,000                126,000
---------------------------------------------------------------------------------------------------------------------------------
TXU Corp., 5.55%, 2014##                                                                           220,000                214,473
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  2,088,910
---------------------------------------------------------------------------------------------------------------------------------
Total Bonds (Identified Cost, $42,718,685)                                                   $  43,740,154
---------------------------------------------------------------------------------------------------------------------------------
ISSUER                                                                                              SHARES                $ VALUE
---------------------------------------------------------------------------------------------------------------------------------
STOCKS - 28.7%
---------------------------------------------------------------------------------------------------------------------------------
AIRLINES - 1.2%
---------------------------------------------------------------------------------------------------------------------------------
Southwest Airlines Co.^                                                                             60,500           $    858,495
---------------------------------------------------------------------------------------------------------------------------------
AUTOMOTIVE - 1.1%
---------------------------------------------------------------------------------------------------------------------------------
Magna International, Inc., "A"^                                                                      9,500           $    732,450
---------------------------------------------------------------------------------------------------------------------------------
BROADCAST & CABLE TV - 2.9%
---------------------------------------------------------------------------------------------------------------------------------
Comcast Corp., "Special A"*                                                                         43,100           $  1,293,000
---------------------------------------------------------------------------------------------------------------------------------
NTL, Inc.^*                                                                                          6,812                453,884
---------------------------------------------------------------------------------------------------------------------------------
Sinclair Broadcast Group, Inc., "A"                                                                 30,000                270,000
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  2,016,884
---------------------------------------------------------------------------------------------------------------------------------
BUSINESS SERVICES - 0.2%
---------------------------------------------------------------------------------------------------------------------------------
Anacomp, Inc., "B"^*                                                                                    30           $        315
---------------------------------------------------------------------------------------------------------------------------------
Brink's Co.^                                                                                         4,500                162,720
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $    163,035
---------------------------------------------------------------------------------------------------------------------------------
CONTAINERS - 3.6%
---------------------------------------------------------------------------------------------------------------------------------
Owens-Illinois, Inc.^*                                                                              97,000           $  2,488,050
---------------------------------------------------------------------------------------------------------------------------------
ENGINEERING - CONSTRUCTION - 0.1%
---------------------------------------------------------------------------------------------------------------------------------
Intergrated Electrical Services, Inc.^*                                                             17,500           $     48,475
---------------------------------------------------------------------------------------------------------------------------------
FOREST & PAPER PRODUCTS - 0%
---------------------------------------------------------------------------------------------------------------------------------
Corporacion Durango S.A. de C.V.*                                                                    8,698           $      4,924
---------------------------------------------------------------------------------------------------------------------------------
MEDICAL & HEALTH TECHNOLOGY & SERVICES - 1.9%
---------------------------------------------------------------------------------------------------------------------------------
Tenet Healthcare Corp.^*                                                                           110,500           $  1,341,470
---------------------------------------------------------------------------------------------------------------------------------
METALS & MINING - 0%
---------------------------------------------------------------------------------------------------------------------------------
International Utility Structures Inc.*                                                             254,700           $          0
---------------------------------------------------------------------------------------------------------------------------------
NATURAL GAS - DISTRIBUTION - 0.7%
---------------------------------------------------------------------------------------------------------------------------------
Ferrell Gas Partners LP                                                                              6,088           $    133,936
---------------------------------------------------------------------------------------------------------------------------------
Northwestern Corp.                                                                                  10,109                319,444
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $    453,380
---------------------------------------------------------------------------------------------------------------------------------
NETWORK & TELECOM - 4.0%
---------------------------------------------------------------------------------------------------------------------------------
Nokia Corp., ADR^                                                                                  100,200           $  1,598,190
---------------------------------------------------------------------------------------------------------------------------------
Nortel Networks Corp.^*                                                                            439,300              1,155,359
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  2,753,549
---------------------------------------------------------------------------------------------------------------------------------
OIL SERVICES - 6.7%
---------------------------------------------------------------------------------------------------------------------------------
BJ Services Co.^                                                                                    14,500           $    884,355
---------------------------------------------------------------------------------------------------------------------------------
Cooper Cameron Corp.^*                                                                              16,530              1,173,299
---------------------------------------------------------------------------------------------------------------------------------
GlobalSantaFe Corp.^                                                                                36,830              1,656,982
---------------------------------------------------------------------------------------------------------------------------------
Noble Corp.^                                                                                        13,390                899,540
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  4,614,176
---------------------------------------------------------------------------------------------------------------------------------
PHARMACEUTICALS - 1.8%
---------------------------------------------------------------------------------------------------------------------------------
Merck & Co., Inc.                                                                                    3,900           $    121,134
---------------------------------------------------------------------------------------------------------------------------------
Wyeth                                                                                               24,600              1,125,450
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  1,246,584
---------------------------------------------------------------------------------------------------------------------------------
PRINTING & PUBLISHING - 0%
---------------------------------------------------------------------------------------------------------------------------------
Golden Books Family Entertainment, Inc.*                                                            53,266           $          0
---------------------------------------------------------------------------------------------------------------------------------
SPECIALTY CHEMICALS - 0%
---------------------------------------------------------------------------------------------------------------------------------
Sterling Chemicals, Inc.*                                                                               55           $      1,925
---------------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS - WIRELESS - 0.2%
---------------------------------------------------------------------------------------------------------------------------------
Vodafone Group PLC, ADR^                                                                             4,432           $    114,479
---------------------------------------------------------------------------------------------------------------------------------
TELEPHONE SERVICES - 2.4%
---------------------------------------------------------------------------------------------------------------------------------
Adelphia Business Solutions, Inc.*                                                                  40,000           $          0
---------------------------------------------------------------------------------------------------------------------------------
Sprint Corp.^                                                                                       62,300              1,675,870
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  1,675,870
---------------------------------------------------------------------------------------------------------------------------------
UTILITIES - ELECTRIC POWER - 1.9%
---------------------------------------------------------------------------------------------------------------------------------
Calpine Corp.*                                                                                     331,670           $  1,101,144
---------------------------------------------------------------------------------------------------------------------------------
NRG Energy, Inc.^*                                                                                   6,073                232,900
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  1,334,044
---------------------------------------------------------------------------------------------------------------------------------
Total Stocks (Identified Cost, $19,139,361)                                                  $  19,847,790
---------------------------------------------------------------------------------------------------------------------------------
CONVERTIBLE PREFERRED STOCK - 0.3%
---------------------------------------------------------------------------------------------------------------------------------
AUTOMOTIVE - 0.3%
---------------------------------------------------------------------------------------------------------------------------------
General Motors Corp., 5.25%^ (Identified Cost, $204,661)                                            11,530           $    229,562
---------------------------------------------------------------------------------------------------------------------------------
PREFERRED STOCKS - 3.6%
---------------------------------------------------------------------------------------------------------------------------------
BROADCAST & CABLE TV - 3.4%
---------------------------------------------------------------------------------------------------------------------------------
Paxson Communications Corp., 14.25%^                                                                   229           $  1,511,400
---------------------------------------------------------------------------------------------------------------------------------
Spanish Broadcasting Systems, Inc., "B", 10.75%                                                        775                844,750
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  2,356,150
---------------------------------------------------------------------------------------------------------------------------------
CONSUMER GOODS & SERVICES - 0%
---------------------------------------------------------------------------------------------------------------------------------
Renaissance Cosmetics, Inc., 14%*                                                                    1,266           $          0
---------------------------------------------------------------------------------------------------------------------------------
PRINTING & PUBLISHING - 0.2%
---------------------------------------------------------------------------------------------------------------------------------
PRIMEDIA, Inc., 8.625%                                                                               1,400           $    137,200
---------------------------------------------------------------------------------------------------------------------------------
REAL ESTATE - 0%
---------------------------------------------------------------------------------------------------------------------------------
HRPT Properties Trust, "B", 8.75%                                                                      200           $      5,406
---------------------------------------------------------------------------------------------------------------------------------
TELEPHONE SERVICES - 0%
---------------------------------------------------------------------------------------------------------------------------------
PTV, Inc., "A", 10%^                                                                                     8           $          8
---------------------------------------------------------------------------------------------------------------------------------
Total Preferred Stocks (Identified Cost, $2,669,208)                                                                 $  2,498,764
---------------------------------------------------------------------------------------------------------------------------------
WARRANTS - 0%                                                        STRIKE PRICE      1ST EXERCISE     SHARES            $ VALUE
---------------------------------------------------------------------------------------------------------------------------------
Anacomp, Inc. (Business Services)*                                   $61.54            12/10/01          5,841           $    175
---------------------------------------------------------------------------------------------------------------------------------
Grande Communications Holdings (Broadcast & Cable TV)*                $0.01            10/01/04            305                 30
---------------------------------------------------------------------------------------------------------------------------------
Metricom Inc. (Network & Telecom)*                                    87.00             8/15/00            775                  0
---------------------------------------------------------------------------------------------------------------------------------
Ono Finance (Broadcast & Cable TV)*                                    0.00             5/31/09          1,000                  0
---------------------------------------------------------------------------------------------------------------------------------
Renaissance Cosmetics Inc. (Consumer Goods & Services)*                0.01             8/08/96          1,024                  0
---------------------------------------------------------------------------------------------------------------------------------
Sirius Satellite Radio, Inc. (Advertising & Broadcasting)*            24.92             8/13/99          2,700                  0
---------------------------------------------------------------------------------------------------------------------------------
Sterling Chemicals, Inc. (Specialty Chemicals)*                       52.00            12/31/02             90                108
---------------------------------------------------------------------------------------------------------------------------------
Thermadyne Holdings Corp. (Machinery & Tools)*                        20.78             5/29/03          3,330                733
---------------------------------------------------------------------------------------------------------------------------------
Total Warrants (Identified Cost, $38,821)                                                                                $  1,046
---------------------------------------------------------------------------------------------------------------------------------
COLLATERAL FOR SECURITIES LOANED - 17.6%
---------------------------------------------------------------------------------------------------------------------------------
Navigator Securities Lending Prime Portfolio, at Cost and Net Asset Value                       12,202,602           $ 12,202,602
---------------------------------------------------------------------------------------------------------------------------------
ISSUER                                                                                          PAR AMOUNT                $ VALUE
---------------------------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENT - 3.5%
---------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs, 3.3%, dated 7/29/05, due 8/01/05, total to be received $2,436,670
(secured by various U.S. Treasury and Federal Agency obligations in a jointly traded
account), at Cost                                                                            $   2,436,000           $  2,436,000
---------------------------------------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $79,409,338) ~                                                                   $ 80,955,918
---------------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS, LESS LIABILITIES - (16.9)%                                                                              (11,712,680)
---------------------------------------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                                                  $ 69,243,238
---------------------------------------------------------------------------------------------------------------------------------

        * Non-income producing security. ** Non income producing security - in default.
        ~ As of July 31, 2005, the fund had 11 securities representing $4,924 and less than 0.1% of net assets that were fair valued in accordance with the policies adopted by the Board of Trustees. ^ All or a portion of this security is on loan.
       ^^ Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
        # Payment-in-kind security.
       ## SEC Rule 144A restriction.
(S)(S)(S) The rate shown represents a current effective yield.

Abbreviations have been used throughout this report to indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

ARS= Argentine Peso
EUR= Euro

Abbreviations:
ADR = American Depository Receipt
FRN = Floating Rate Note. The interest rate is the rate in effect as of the period end.

See attached schedules. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS SPECIAL VALUE TRUST
SUPPLEMENTAL SCHEDULES (UNAUDITED) 07/31/2005

(1) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the trust as computed on a federal income tax basis, are as follows:

Aggregate Cost                                        $79,519,435
                                                      ===========
Gross unrealized appreciation                         $ 7,200,198
Gross unrealized depreciation                          (5,763,715)
                                                      -----------
      Net unrealized appreciation(depreciation)       $ 1,436,483
                                                      ===========

(2) Financial Instruments

The trust trades financial instruments with off-balance-sheet risk in the normal course of its investing activities in order to manage exposure to market risks such as interest rates and foreign currency exchange rates. These financial instruments include forward foreign currency exchange contracts. The notional or contractual amounts of these instruments represent the investment the trust has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

Forward Foreign Currency Exchange Contracts

                                                                                                         NET UNREALIZED
                                          CONTRACTS TO                           CONTRACTS                APPRECIATION
SETTLEMENT DATE                          DELIVER/RECEIVE     IN EXCHANGE FOR      AT VALUE                (DEPRECIATION)
---------------------------------------------------------------------------------------------------------------------------
SALES
-----

8/08/2005 - 8/24/2005         EUR           2,478,887          $ 3,030,469       $ 3,008,770                   $ 21,699
                                                                                                               --------
PURCHASES
---------
8/08/2005 - 8/24/2005         EUR             635,479          $   774,790       $   771,467                   $ (3,323)
                                                                                                               --------

At July 31, 2005, the trust had sufficient cash and/or securities to cover any commitments under these contracts.

The Trust is a closed-end investment product. Shares of the Trust are only available for purchase/sale on the NYSE at the current market price. Shares may trade at a premium or discount to NAV.

(C)2005 MFS Investment Management

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (the "Act")) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS SPECIAL VALUE TRUST
            -------------------------------------------------------------------


By (Signature and Title)* ROBERT J. MANNING
                          -----------------------------------------------------
                          Robert J. Manning, President

Date: September 20, 2005
      ------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* ROBERT J. MANNING
                          -----------------------------------------------------
                          Robert J. Manning, President (Principal Executive Officer)

Date: September 20, 2005
      ------------------


By (Signature and Title)* TRACY ATKINSON
                          -----------------------------------------------------
                          Tracy Atkinson, Treasurer (Principal Financial Officer and Accounting Officer)

Date: September 20, 2005
      ------------------


* Print name and title of each signing officer under his or her signature.